PO Box 4333 Houston, TX 77210-4333 11 Greenway Plaza, Suite 1000 Houston, TX 77046-1173 713.626.1919 www.invesco.com

December 20, 2018

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Short-Term Investments Trust
CIK No. 0000205007

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, (“1933 Act”), the undersigned certifies on behalf of Short-Term Investments Trust (the “Fund”) that the Prospectus and the Statement of Additional Information relating to the Cash Management, Corporate, Institutional, Personal Investment, Private Investment, Reserve and Resource Class shares of Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio, Invesco Treasury Portfolio, Invesco Government & Agency Portfolio, Invesco Treasury Obligations Portfolio and Invesco Tax-Free Cash Reserve Portfolio, that would have been filed under Rule 497(c) of the 1933 Act do not differ from those contained in Post-Effective Amendment No. 80 to the Fund’s Registration Statement on Form N-1A. Such Post-Effective Amendment No. 80 is the most recent Amendment to the Fund’s Registration Statement which was filed electronically with the Securities and Exchange Commission on December 19, 2018.

Please contact the undersigned at (713) 214-7888, if you have any questions regarding this filing.

Sincerely,

/s/ Peter A. Davidson

Peter A. Davidson

Assistant General Counsel